Segment and Geographic Information (AIC) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Israel [Member]
Segment and Geographic Information (AIC) [Line Items]
Revenues	$ 363	$ 362	$ 386